Voyage and vessel operating expenses, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Voyage Expenses [Abstract]
Port charges	$ 52	$ 0	$ 30
Bunkers	1,284	5	50
Commissions	1,283	327	625
Total	2,619	332	705
Operating Expenses [Abstract]
Crew wages and related costs	17,626	14,415	16,944
Insurance	2,454	1,772	1,891
Spares and consumable stores	11,134	6,075	8,071
Repairs and maintenance	3,322	3,359	3,277
Tonnage taxes (Note 14)	644	526	356
Environmental costs	238	201	0
Other operating expenses	429	211	331
Total	$ 35,847	$ 26,559	$ 30,870